Subsequent Events	9 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

11.    Subsequent Events

Underwriters Exercise Option to Purchase Additional Shares

In January 2014, the underwriters in the Company’s initial public offering, which closed on December 17, 2013, exercised in full their option to purchase an additional 4,695,000 common shares at the public offering price of $9.75 per share. The sale of these common shares resulted in net proceeds to the Company of approximately $42,572, after deducting underwriters’ discounts and commissions.

Newbuilding vessel orders

In January 2014, the Company announced that it had entered into agreements for the purchase of 20 Capesize dry bulk vessels and two Kamsarmax dry bulk vessels. The total purchase price for these 22 vessels is approximately $1,172,700 and the deliveries of the vessels are expected to occur between the first quarter of 2015 and the third quarter of 2016.

In March 2014, the Company agreed to acquire five Capesize dry bulk vessels under construction at two South Korean shipyards. The aggregate purchase price for these five vessels is approximately $306,000 and the deliveries are expected to occur between the second quarter of 2015 and the first quarter of 2016.

Between January 1, 2014 and March 28, 2014, we paid an aggregate of $236,299 relating to installment payments on newbuilding contracts for 25 dry bulk carriers with fuel-efficient specifications and carrying capacities ranging from 61,000 and 180,000 dwt, leaving us with a cash balance of $527,979 as of March 28, 2014.

Time chartered-in vessels

In February and March 2014, the Company announced that that it has agreed to time charter-in 17 dry bulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Post-Panamax	2010	93,000	China	$13,250	28-Oct-14 (1)
Post-Panamax	2011	93,000	China	$13,500	31-Oct-14 (2)
Kamsarmax	2009	82,500	Japan	$14,500	28-Feb-15 (3)
Kamsarmax	2012	82,000	South Korea	$15,500	31-Jul-17 (4)
Kamsarmax	2012	81,500	South Korea	$14,500	31-Dec-14 (5)
Kamsarmax	2011	81,500	South Korea	$15,000	31-Jan-16 (6)
Kamsarmax	2012	81,000	South Korea	$15,000	28-Feb-15 (7)
Kamsarmax	2012	79,500	China	$14,000	1-Jan-15 (8)
Panamax	2004	77,500	China	$14,000	31-Jan-17 (9)
Panamax	2014	77,000	Japan	$16,000	31-Mar-15 (10)
Panamax	2009	76,500	Japan	$15,900	23-Jun-14 (11)
Panamax	2007	75,500	South Korea	$13,750	28-Feb-14 (12)
Ultramax	2010	61,000	Japan	$14,200	1-Apr-17 (13)
Supramax	2010	58,000	China	$14,250	31-Dec-16 (14)
Supramax	2011	58,000	China	$13,750	31-Jan-15 (15)
Supramax	2015	55,000	Japan	$14,000	30-Jun-18 (16)
Handymax	2002	48,500	Japan	$12,000	31-Jan-17 (17)
Total TC DWT		1,261,000

(1)          This vessel has been time chartered-in for eight to 10 months at Company’s option at $13,250 per day. The vessel was delivered on February 23, 2014.

(2)           This vessel has been time chartered-in for seven to nine months at the Company’s option at $13,500 per day. The vessel was delivered on March 24, 2014.

(3)           This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $14,500 per day. The Company has the option to extend this time charter for one year at $15,500 per day. The vessel was delivered on March 8, 2014.

(4)           This vessel has been time chartered-in for 39 to 44 months at the Company’s option at $15,500 per day. The Company has the option to extend this time charter for one year at $16,300 per day. The vessel is expected to be delivered in April 2014.

(5)           This vessel has been time chartered-in for 10 to 12 months at Company’s option at $14,500 per day. The vessel was delivered on February 7, 2014.

(6)           This vessel has been time-chartered in for 23 to 28 months at the Company’s option at $15,000 per day. The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day. This vessel was delivered on February 15, 2014.

(7)           This vessel has been time chartered-in for 12 to 14 months at Company’s option at $15,000 per day. The vessel was delivered on February 10, 2014.

(8)           This vessel has been time chartered-in for 11 to 14 month at the Company’s option at $14,000 per day. The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day. This vessel was delivered on February 23, 2014.

(9)           This vessel has been time-chartered in for 32 to 38 months at the Company’s option at $14,000 per day. The vessel is expected to be delivered by June 2014.

(10)         This vessel has been time chartered-in for 12 to 13 months at Company’s option at $16,000 per day. The vessel was delivered on March 4, 2014.

(11)         This vessel has been time chartered-in for five to seven months at Company’s option at $15,900 per day. The vessel was delivered on January 23, 2014.

(12)         This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $13,750 per day. The Company has the option to extend the charter for an additional year at $14,750 per day. The vessel was delivered on March 14, 2014.

(13)          This vessel has been time-chartered in for three years at $14,200 per day. The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively. This vessel is expected to be delivered during April 2014.

(14)          This vessel has been time-chartered in for 20 to 24 month at the Company’s option at $14,250 per day. The Company has the option to extend the charter for an additional 10 to 12 months at $14,850 per day. This vessel is expected to be delivered during the second quarter of 2014.

(15)          This vessel has been time-chartered in for ten to 13 month at the Company’s option at $13,750 per day. This vessel was delivered on March 18, 2014.

(16)          This vessel has been time-chartered in for three years at $14,000 per day. The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively. This vessel is expected to be delivered during the first half of 2015.

(17)          This vessel has been time chartered-in for 34 to 37 months at the Company’s option at $12,000 per day. The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively. This vessel is expected to be delivered during April 2014.

Completion of Exchange Offer

On February 12, 2014, the Company completed its offer to exchange an aggregate of 96,065,411 unregistered common shares issued in equity private placements between July and October 2013 for an equivalent number of registered common shares. Pursuant to the exchange offer, holders of 95,766,779 unregistered common shares tendered such shares in exchange for registered common shares representing participation of 99.7%.

Equity Incentive Plan

On February 21, 2014, our board of directors reserved an additional 2,150,370 common shares for issuance under the Equity Incentive Plan. On that date, we also granted 2,080,370 restricted shares to officers, members of the board of directors and employees of the Company. Of these restricted shares, 1,990,370 restricted shares vest in three equal installments on February 21, 2016, February 21, 2017 and February 21, 2018 and 90,000 restricted shares vest in three equal installments on February 21, 2015, February 21, 2016 and February 21, 2017. The fair value of these awards was $19,410, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

Loan Facility

On February 25, 2014, the Company received a commitment from a leading European financial institution for a Loan Facility (the Facility) of up to $67,500. The Facility will be used to finance up to 60% of the purchase price upon delivery of two Ultramax and two Kamsarmax vessels currently under construction. The Facility has a final maturity of seven years from the date of delivery of each vessel. The terms and conditions of this commitment are consistent with those of the Company’s existing credit commitments. The closing of the Facility remains subject to customary conditions precedent, including negotiation and execution of final documentation.